Risk	12 Months Ended
Dec. 31, 2019
Risk
Risk

(a) Critical estimates and judgements

The preparation of the consolidated financial statements in conformity with IFRS requires management to make judgments, estimates and assumptions that affect the application of accounting policies and the reported amounts of assets, liabilities, income and expenses. Actual results may differ from these estimates.

Estimates and underlying assumptions are reviewed on an ongoing basis. Revisions to accounting estimates are recognized in the period in which the estimates are revised and in any future periods affected.

In preparing these financial statements, the critical judgments made by management in applying the Group's accounting policies involve the determination of the grant date fair value of share-based payment awards (see Note ‘Other information — (e) Share-based payments’ as well as the measurement of R&D expenses that have to be accrued at period end for outstanding invoices (e.g. for pass-through costs charged by the Company’s Contract Research Organizations (‘CROs’)).

(b) Financial risk management

1. Financial risk management objectives and policies

The Group’s risk management is predominantly controlled by central treasury activities under the Investment Policy approved by the Board of Directors. Those treasury activities identify, evaluate and hedge financial risks consistently with the Group’s operating needs. The board provides policies for overall risk management, covering specific areas, such as foreign exchange risk and credit risk. The Company does not intend to use derivative financial instruments because the Group’s future risk exposures cannot be reliably forecasted (volume of business activity, liquidity needs, foreign exchange exposure).

Hedge accounting is not applied as most of the business activity is intended to be executed in U.S. dollars and paid with the U.S. dollars funds raised in public offerings. The foreign exchange exposure from costs incurred in currencies other than euro is deemed immaterial and not worth hedging.

The Group’s principal financial assets comprise quoted debt securities with credit ratings range from AA- to AAA. Besides these financial assets, the Group has significant cash and cash equivalents. The Group’s principal financial liabilities comprise trade payables. The main purpose of these financial assets, cash/cash equivalents and liabilities are to finance the Group’s development activities.

The Group is exposed to market risk, credit risk and liquidity risk. The Board of Directors reviews and adopts policies for managing each of these risks, which are summarized below. The Group’s senior management oversees the management of these risks.

	Exposure	Measurement	Risk Management
Market risk	Future development costs; Recognized financial assets and liabilities not denominated in euro	Forecasted cash flows Sensitivity analysis	Achievement of a natural hedge in the future
Credit risk	Cash and cash equivalents, debt investments	Credit rating	Diversification of bank deposits, Investment guidelines for debt investments
Liquidity	R&D and G&A cost and trade payables	Rolling cash flow forecast	Availability of funds through financing rounds or public offerings

2. Market risk

Market risk is the risk that changes in market prices (e.g. due to foreign exchange rates) will affect the Group’s income, expenses or the value of its holdings of financial instruments. The objective of market risk management is to identify, manage and control market risk exposures within acceptable parameters.

Foreign exchange risk arises when commercial transactions or recognized assets or liabilities are denominated in a currency that is not an entity’s functional currency. The Group is exposed to transactional foreign currency risk to the extent that there is a mismatch between the currencies in which costs and purchases are denominated and the respective functional currencies of Group companies. The functional currencies of Group companies are primarily the U.S. dollars and euro. The currencies in which these transactions and financial assets are primarily denominated are U.S. dollars and euro. The Group is exposed to the exchange rate between the euro and the U.S. dollars. Due to the initial public offering in 2017 and public offering in 2018, the Group has a significant U.S. dollar amount on its statements of financial position. Currently the Group does not hedge U.S. dollars but intends to achieve a natural hedge by contracting suppliers in U.S. dollars in the future. In 2019 the Group recognized significant foreign exchange gains and losses as the natural hedge is not yet achieved and the functional currency for InflaRx GmbH is euro.

The Group is primarily exposed to changes in U.S. dollars/euro exchange rates. The sensitivity of profit or loss to changes in the exchange rates arises mainly from U.S. dollar denominated financial instruments at InflaRx GmbH.

In 2019, if the euro had weakened/strengthened by 10% against U.S. dollars with all other variables held constant, the Group`s loss would have been €3.4 million higher/€4.1 million lower, mainly as a result of foreign exchange on translation of U.S. dollars-denominated assets of InflaRx GmbH.

Cash, cash equivalents and financial assets that belong to InflaRx GmbH	December 31, 2019
(in €)
Current financial assets (securities and accrued interest)	32,947,491
Cash and cash equivalents	4,123,532
Total assets exposed to the risk	37,071,023
Conversion rate EUR/USD at reporting date 1/1.1234

Sensitivity analysis:	Conversion rate	Profit/(loss)	carrying amount
		(in €)
Euro weakens by 1% against U.S. dollars	1.1346	(367,040)	36,703,983
Euro strengths by 1% against U.S. dollars	1.1122	374,455	37,445,478
Euro weakens by 5% against U.S. dollars	1.1796	(1,765,287)	35,305,736
Euro strengths by 5% against U.S. dollars	1.0672	1,951,106	39,022,129
Euro weakens by 10% against U.S. dollars	1.2357	(3,370,093)	33,700,930
Euro strengths by 10% against U.S. dollars	1.0111	4,119,003	41,190,026

3. Credit risk

The maximum exposure to counterparty credit risk is €115.8 million at December 31, 2019 (December 31, 2018: €156.8 million). This amount equals the carrying amount at year end of cash and cash equivalents (2019: €33.1 million; 2018: €55.4 million) plus financial assets (2019: €82.6 million; 2018: €101.4 million).

The cash and cash equivalents are held with banks, what are rated BBB to A based on Standard & Poor’s and Moody’s. The issuer of the money-market funds and other securities are graded in the top investment category (AA- to AAA) by credit rating agencies as S&P Global.

4. Liquidity risk

Prudent liquidity risk management involves maintaining sufficient cash and marketable securities and the availability of funding to meet obligations when due. At the end of the reporting period the Group held the following deposits that are expected to readily generate cash inflows for managing liquidity risk.

Liquidity	December 31, 2019	December 31, 2018
	(in €)
Short-term deposits	27,803,153	32,918,604
Cash at banks	5,328,127	22,467,636
Marketable Securities (current)	81,895,377	100,868,129
Other (non-current portion)	272,614	207,444
Other (current)	458,491	316,112
Total funds available	115,757,762	156,777,925

The Group continually monitors its risk of a shortage of funds using short and mid-term liquidity planning. This takes into account of the expected cash flows from all activities. The management team performs regular reviews of the budget.

In November 2017 and May 2018, InflaRx raised significant funding that it estimates will enable the Group to fund operating expenses and capital expenditure requirements for at least the 12 months from December 31, 2019.

The Group expects to require additional funding to continue to advance the development of product candidates. In the event regulatory approval is received and the Company implements a strategy to commercialize the products itself the Group would require additional capital.

(c) Capital management

The Group’s policy for capital management is to ensure that it maintains its liquidity in order to finance its operating activities, future business development and meet its liabilities when due. The Group manages its capital structure primarily through equity. The Group does not have any financial debt, besides trade and other payables.

Under the 2017 long-term incentive plan the board and key employees may participate in the Group’s share price development through long-term remuneration consisting of a share option plan set up in 2017, please refer to Note ‘Other information - (e) Share-based payments.’

No changes were made in the objectives, policies or processes for managing capital during the year.